United States Security and Exchange Commission
			      Washington, DC 20549

				    FORM 13F

			      FORM 13F COVER PAGE

Report for the Calander Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]

	  Amendment Number:
	  This Amendment (check only one): [ ] is a restatement.
					   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Paul J. Sheehan & Associates
Address:        1033 N. Carol Drive, #T-11
		Los Angeles, CA 90069

13F File Number: 028-05317

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person Signing this Report:

Name:   Paul J. Sheehan, CFA, CIC
Title:  Owner
Phone:  310-858-3765

Signature, Place, and Date of Signing:

Paul J. Sheehan     Los Angeles, California     July 24, 2001

Report Type (check only one):

   [X] 13F Holdings Report (check here if all holdings of this reporting
			    manager are reported in this report)

   [ ] 13F Notice (check here if no holding reported are in this report,
		   and all holdings are reported by other reporting manager(s))

   [ ] 13F Combination Report (check here if a portion of the holdings for
			       this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

List of Other Managers Reporting for this Manager: none

			     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 62

Form 13F Information Table Value Total: $ 30,901 (thousands)

List of Other Included Managers: none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184A105     1622    30601 SH       SOLE                    30601
AT&T Liberty Media A           COM              001957208      757    43263 SH       SOLE                    43263
AT&T Wireless Grp              COM              001957406      271    16570 SH       SOLE                    16570
Abbott Laboratories            COM              002824100      820    17085 SH       SOLE                    17085
Am Int'l Group                 COM              026874107      248     2915 SH       SOLE                     2915
American Express               COM              025816109      413    10654 SH       SOLE                    10654
Amgen                          COM              031162100      346     5695 SH       SOLE                     5695
Ariba                          COM              04033V104       68    12358 SH       SOLE                    12358
BEA Systems                    COM              073325102      292     9500 SH       SOLE                     9500
Bank of America                COM              060505104      752    12526 SH       SOLE                    12526
BellSouth                      COM              079860102      300     7461 SH       SOLE                     7461
Berkshire Hathaway             COM              084670207      269      117 SH       SOLE                      117
Biotech Holders Trust          COM              09067D201      270     2035 SH       SOLE                     2035
BroadVision                    COM              111412102       80    15980 SH       SOLE                    15980
Broadcom                       COM              111320107      342     7990 SH       SOLE                     7990
Check Point Software           COM              M22465104      271     5350 SH       SOLE                     5350
Cisco Systems                  COM              17275R102     1091    59926 SH       SOLE                    59926
Citigroup                      COM              172967101     1287    24349 SH       SOLE                    24349
Cohen&Steers AdvntgIncRltyFd   COM              19247W102      292    19000 SH       SOLE                    19000
Commerce One                   COM              200693109       83    14212 SH       SOLE                    14212
Disney (Walt)                  COM              254687106      382    13233 SH       SOLE                    13233
E.Piphany                      COM              26881V100      171    16843 SH       SOLE                    16843
EMC                            COM              268648102      263     8981 SH       SOLE                     8981
Elan Corp plc ADR              COM              284131208      550     9020 SH       SOLE                     9020
Enron                          COM              293561106      223     4535 SH       SOLE                     4535
Exodus                         COM              302088109       37    18150 SH       SOLE                    18150
Exxon Mobil                    COM              30231G102      241     2754 SH       SOLE                     2754
Fannie Mae                     COM              313586109      639     7514 SH       SOLE                     7514
Fedex Corporation              COM              31428X106      238     5918 SH       SOLE                     5918
Fifth Third Bancorp            COM              316773100      236     3937 SH       SOLE                     3937
General Electric               COM              369604103     2980    61124 SH       SOLE                    61124
Home Depot                     COM              437076102      890    19116 SH       SOLE                    19116
Infospace.com                  COM              45678T102      125    32576 SH       SOLE                    32576
Intel Corp                     COM              458140100      274     9370 SH       SOLE                     9370
JDS Uniphase                   COM              46612J101      624    49891 SH       SOLE                    49891
JP Morgan Chase & Co.          COM              46625H100      213     4773 SH       SOLE                     4773
Johnson & Johnson              COM              478160104      885    17691 SH       SOLE                    17691
Juniper Networks               COM              48203R104      966    31060 SH       SOLE                    31060
Komag                          COM              500453105        3    10000 SH       SOLE                    10000
Large Scale Biology            COM              517053104      170    23953 SH       SOLE                    23953
Medicis Pharm (New)            COM              584690309      310     5855 SH       SOLE                     5855
Merck & Co                     COM              589331107      940    14711 SH       SOLE                    14711
Metromedia Fiber Net           COM              591689104       21    10084 SH       SOLE                    10084
Microsoft                      COM              594918104     3511    48093 SH       SOLE                    48093
Minnesota Mining               COM              604059105      395     3460 SH       SOLE                     3460
Nokia                          COM              654902204      477    21498 SH       SOLE                    21498
Openwave Systems Inc           COM              683718100      239     6882 SH       SOLE                     6882
Oracle                         COM              68389X105      399    21021 SH       SOLE                    21021
Pfizer                         COM              717081103      622    15534 SH       SOLE                    15534
Portal Software                COM              736126103       86    20750 SH       SOLE                    20750
Princeton Review               COM              742352107       86    10000 SH       SOLE                    10000
Qualcomm                       COM              747525103      332     5685 SH       SOLE                     5685
Siebel Systems                 COM              826170102      925    19726 SH       SOLE                    19726
Sun Microsystems               COM              866810104      416    26486 SH       SOLE                    26486
Targeted Genetics Corp         COM              87612M108       94    14400 SH       SOLE                    14400
Tyco International             COM              902124106      403     7396 SH       SOLE                     7396
Wal-Mart Stores                COM              931142103      576    11801 SH       SOLE                    11801
Washington Mutual              COM              939322103      328     8725 SH       SOLE                     8725
Wells Fargo (New)              COM              949746101      202     4348 SH       SOLE                     4348
Wenr Co.                       COM              950670109        0    49750 SH       SOLE                    49750
Worldcom/Worldcom Grp          COM              98157D106      319    22458 SH       SOLE                    22458
Yahoo!                         COM              984332106      239    11957 SH       SOLE                    11957